Schedule of Investments (unaudited)	iShares® iBonds® Dec 2028 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28 (Call 07/01/28)	$1,216	$1,200,143

Aerospace & Defense — 3.0%
Boeing Co. (The)
3.25%, 02/01/28 (Call 12/01/27)	2,170	2,047,221
3.25%, 03/01/28 (Call 12/01/27)(a)	980	914,526
3.45%, 11/01/28 (Call 08/01/28)	776	718,840
General Dynamics Corp., 3.75%, 05/15/28 (Call 02/15/28)	2,537	2,469,947
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	3,851	3,817,398
Northrop Grumman Corp., 3.25%, 01/15/28 (Call 10/15/27)	4,211	4,000,324
Raytheon Technologies Corp., 4.13%, 11/16/28 (Call 08/16/28)	6,117	6,006,710
		19,974,966
Agriculture — 0.9%
BAT Capital Corp., 2.26%, 03/25/28 (Call 01/25/28)(a)	3,621	3,112,285
BAT International Finance PLC, 4.45%, 03/16/28 (Call 02/16/28)(a)	2,121	2,030,688
Philip Morris International Inc., 3.13%, 03/02/28 (Call 12/02/27)(a)	1,169	1,095,248
		6,238,221
Airlines — 0.5%
American Airlines 2016-1 Class AA Pass Through Trust,
Series 2016-1, Class AA, 3.58%, 07/15/29	446	405,814
American Airlines 2016-2 Class AA Pass Through Trust,
Series 2016-2, Class AA, 3.20%, 12/15/29	605	536,863
American Airlines 2016-3 Class AA Pass Through Trust,
Series 2016-3, Class AA, 3.00%, 04/15/30(a)	557	488,824
Delta Air Lines Pass Through Trust, Series 2020, Class AA,
2.00%, 12/10/29	626	545,747
United Airlines Pass Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30(a)	971	880,134
Series 2016-2, Class AA, 2.88%, 04/07/30	797	707,237
		3,564,619
Auto Manufacturers — 2.0%
American Honda Finance Corp.
2.00%, 03/24/28	1,823	1,623,874
3.50%, 02/15/28(a)	1,375	1,317,511
4.70%, 01/12/28	150	151,423
General Motors Co., 5.00%, 10/01/28 (Call 07/01/28)	1,864	1,842,005
General Motors Financial Co. Inc.
2.40%, 04/10/28 (Call 02/10/28)	2,229	1,942,752
2.40%, 10/15/28 (Call 08/15/28)	1,883	1,613,882
3.85%, 01/05/28 (Call 10/05/27)	897	840,740
6.00%, 01/09/28 (Call 12/09/27)	808	831,004
PACCAR Financial Corp., 4.60%, 01/10/28	118	119,601
Toyota Motor Corp., 3.67%, 07/20/28(a)	614	597,195
Toyota Motor Credit Corp.
1.90%, 04/06/28	1,468	1,306,667
3.05%, 01/11/28	1,126	1,060,320
4.63%, 01/12/28	120	121,212
		13,368,186
Banks — 12.0%
Banco Santander SA
3.80%, 02/23/28	2,146	2,019,922
4.38%, 04/12/28	2,455	2,368,780
Bank of Montreal, 5.20%, 02/01/28	2,191	2,234,820
Bank of New York Mellon Corp. (The)
1.65%, 07/14/28 (Call 05/14/28)(a)	1,125	977,558
Security	Par (000)	Value

Banks (continued)
3.00%, 10/30/28 (Call 07/30/28)(a)	$1,069	$980,113
3.40%, 01/29/28 (Call 10/29/27)	1,564	1,491,774
3.85%, 04/28/28	1,939	1,892,018
Barclays PLC
4.34%, 01/10/28 (Call 01/10/27)	2,600	2,509,806
4.84%, 05/09/28 (Call 05/07/27)	4,195	4,051,279
Citigroup Inc.
4.13%, 07/25/28(a)	4,414	4,233,247
6.63%, 01/15/28(a)	710	780,560
Credit Suisse AG, 7.50%, 02/15/28	4,139	4,343,218
Discover Bank, 4.65%, 09/13/28 (Call 06/13/28)	1,689	1,639,208
Fifth Third Bancorp., 3.95%, 03/14/28 (Call 02/14/28)	1,494	1,449,942
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	870	909,037
ING Groep NV, 4.55%, 10/02/28	2,520	2,460,982
KeyBank NA/Cleveland OH, 6.95%, 02/01/28(a)	675	725,551
KeyCorp, 4.10%, 04/30/28	1,813	1,765,789
Lloyds Banking Group PLC
4.38%, 03/22/28	3,015	2,926,449
4.55%, 08/16/28(a)	2,400	2,336,544
Manufacturers & Traders Trust Co., 4.70%, 01/27/28	2,000	1,995,660
Mitsubishi UFJ Financial Group Inc.
3.96%, 03/02/28	2,841	2,747,616
4.05%, 09/11/28(a)	2,033	1,998,083
Mizuho Financial Group Inc., 4.02%, 03/05/28	2,397	2,300,137
National Australia Bank Ltd., 4.94%, 01/12/28	2,035	2,081,357
Northern Trust Corp., 3.65%, 08/03/28 (Call 05/03/28)(a)	1,117	1,084,808
PNC Bank NA
3.25%, 01/22/28 (Call 12/23/27)	1,370	1,309,378
4.05%, 07/26/28	2,600	2,513,056
Regions Financial Corp., 1.80%, 08/12/28 (Call 06/12/28)(a)	1,775	1,545,493
Royal Bank of Canada, 4.90%, 01/12/28	195	196,722
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28(a)	4,496	3,849,835
3.54%, 01/17/28	1,526	1,455,835
3.94%, 07/19/28	1,514	1,464,538
4.31%, 10/16/28(a)	1,185	1,153,100
5.52%, 01/13/28	2,208	2,278,192
SVB Financial Group, 2.10%, 05/15/28 (Call 03/15/28)	1,140	974,267
Toronto-Dominion Bank (The), 5.16%, 01/10/28	2,278	2,324,312
U.S. Bancorp., 3.90%, 04/26/28 (Call 03/26/28)	1,848	1,822,294
Westpac Banking Corp.
1.95%, 11/20/28	1,648	1,449,334
3.40%, 01/25/28	2,921	2,786,400
		79,427,014
Beverages — 2.4%
Anheuser-Busch InBev Worldwide Inc., 4.00%, 04/13/28 (Call 01/13/28)(a)	5,271	5,175,331
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	2,554	2,202,084
1.50%, 03/05/28	1,177	1,045,200
Constellation Brands Inc.
3.60%, 02/15/28 (Call 11/15/27)(a)	1,274	1,211,803
4.65%, 11/15/28 (Call 08/15/28)	1,205	1,196,770
Diageo Capital PLC, 3.88%, 05/18/28 (Call 02/18/28)	1,000	978,800
Keurig Dr Pepper Inc., 4.60%, 05/25/28 (Call 02/25/28)	2,145	2,137,943
PepsiCo Inc., 3.60%, 02/18/28 (Call 01/18/28)	1,670	1,631,958
		15,579,889
Biotechnology — 0.4%
Amgen Inc., 1.65%, 08/15/28 (Call 06/15/28)	2,665	2,294,085

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials — 0.2%
Masco Corp., 1.50%, 02/15/28 (Call 12/15/27)	$1,585	$1,350,071

Chemicals — 1.5%
Dow Chemical Co. (The), 4.80%, 11/30/28 (Call 08/30/28)(a)	1,310	1,320,925
DuPont de Nemours Inc., 4.73%, 11/15/28 (Call 08/15/28)	4,840	4,910,567
Eastman Chemical Co., 4.50%, 12/01/28 (Call 09/01/28)(a)	1,333	1,310,832
Ecolab Inc., 5.25%, 01/15/28 (Call 12/15/27)	200	207,804
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	440	427,566
PPG Industries Inc., 3.75%, 03/15/28 (Call 12/15/27)	1,742	1,699,513
		9,877,207
Commercial Services — 0.9%
Automatic Data Processing Inc., 1.70%, 05/15/28 (Call 03/15/28)	1,852	1,650,743
Block Financial LLC, 2.50%, 07/15/28 (Call 05/15/28)	1,015	890,936
Global Payments Inc., 4.45%, 06/01/28 (Call 03/01/28)	1,028	992,298
Moody’s Corp., 3.25%, 01/15/28 (Call 10/15/27)(a)	1,000	945,070
S&P Global Inc., 4.75%, 08/01/28 (Call 05/01/28)(b)	1,500	1,518,915
		5,997,962
Computers — 2.0%
Apple Inc.
1.20%, 02/08/28 (Call 12/08/27)	5,332	4,639,693
1.40%, 08/05/28 (Call 06/05/28)	3,880	3,369,664
Dell Inc., 7.10%, 04/15/28	665	730,542
Dell International LLC/EMC Corp., 5.25%, 02/01/28	140	141,089
DXC Technology Co., 2.38%, 09/15/28 (Call 07/15/28)	1,428	1,228,351
HP Inc., 4.75%, 01/15/28 (Call 12/15/27)(a)	2,059	2,046,564
International Business Machines Corp., 6.50%, 01/15/28(a)	570	622,298
Kyndryl Holdings Inc., 2.70%, 10/15/28 (Call 08/15/28)	882	712,841
		13,491,042
Cosmetics & Personal Care — 0.4%
Procter & Gamble Co. (The), 3.95%, 01/26/28(a)	10	9,987
Unilever Capital Corp., 3.50%, 03/22/28 (Call 12/22/27)	2,536	2,445,820
		2,455,807
Diversified Financial Services — 4.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28 (Call 08/29/28)(a)	7,415	6,522,753
3.88%, 01/23/28 (Call 10/23/27)(a)	1,269	1,181,172
Air Lease Corp.
2.10%, 09/01/28 (Call 07/01/28)	1,189	1,015,442
4.63%, 10/01/28 (Call 07/01/28)	1,229	1,187,116
5.30%, 02/01/28	230	229,689
Ally Financial Inc., 2.20%, 11/02/28 (Call 09/02/28)	1,642	1,371,907
Brookfield Finance Inc., 3.90%, 01/25/28 (Call 10/25/27)	2,183	2,084,721
Capital One Financial Corp., 3.80%, 01/31/28 (Call 12/31/27)	3,291	3,140,865
Charles Schwab Corp. (The)
2.00%, 03/20/28 (Call 01/20/28)	2,139	1,922,940
3.20%, 01/25/28 (Call 10/25/27)(a)	1,723	1,642,984
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)	1,044	1,024,937
Intercontinental Exchange Inc., 3.75%, 09/21/28 (Call 06/21/28)(a)	1,221	1,181,574
Lazard Group LLC, 4.50%, 09/19/28 (Call 06/19/28)	1,041	1,009,239
Mastercard Inc., 3.50%, 02/26/28 (Call 11/26/27)	894	869,656
Morgan Stanley Domestic Holdings Inc., 4.50%, 06/20/28
(Call 03/20/28)	1,046	1,045,603
Nomura Holdings Inc.
2.17%, 07/14/28	1,968	1,675,732
5.84%, 01/18/28	225	231,966
		27,338,296
Security	Par (000)	Value

Electric — 7.6%
AEP Texas Inc., 3.95%, 06/01/28 (Call 03/01/28)	$958	$921,769
Ameren Corp., 1.75%, 03/15/28 (Call 01/15/28)	806	703,912
Ameren Illinois Co., 3.80%, 05/15/28 (Call 02/15/28)	903	880,443
American Electric Power Co. Inc., Series J, 4.30%, 12/01/28
(Call 09/01/28)	1,303	1,275,806
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	739	719,949
Berkshire Hathaway Energy Co., 3.25%, 04/15/28
(Call 01/15/28)	1,284	1,220,635
Commonwealth Edison Co., 3.70%, 08/15/28 (Call 05/15/28)	1,160	1,120,247
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28 (Call 02/15/28)	876	850,762
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	630	619,032
Consumers Energy Co.
3.80%, 11/15/28 (Call 08/15/28)	676	658,316
4.65%, 03/01/28	32	32,447
Dominion Energy Inc., 4.25%, 06/01/28 (Call 03/01/28)	1,078	1,055,200
DTE Electric Co., Series A, 1.90%, 04/01/28 (Call 02/01/28)	1,256	1,115,479
Duke Energy Carolinas LLC
3.95%, 11/15/28 (Call 08/15/28)(a)	1,261	1,237,003
Series A, 6.00%, 12/01/28(a)	535	579,689
Duke Energy Corp., 4.30%, 03/15/28 (Call 02/15/28)(a)	1,840	1,814,166
Duke Energy Florida LLC, 3.80%, 07/15/28 (Call 04/15/28)	952	929,038
Duke Energy Progress LLC, 3.70%, 09/01/28
(Call 06/01/28)(a)	713	690,769
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	1,227	1,165,883
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	2,026	2,001,242
Entergy Arkansas LLC, 4.00%, 06/01/28 (Call 03/01/28)	332	321,867
Entergy Corp., 1.90%, 06/15/28 (Call 04/15/28)	1,541	1,340,901
Entergy Louisiana LLC, 3.25%, 04/01/28 (Call 01/01/28)	911	855,420
Entergy Mississippi LLC, 2.85%, 06/01/28 (Call 03/01/28)	995	914,584
Eversource Energy, Series M, 3.30%, 01/15/28
(Call 10/15/27)(a)	850	805,511
Indiana Michigan Power Co., 3.85%, 05/15/28
(Call 02/15/28)(a)	706	682,886
Interstate Power & Light Co., 4.10%, 09/26/28 (Call 06/26/28)	1,170	1,149,314
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)(a)	695	670,474
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/28 (Call 11/07/27)	1,549	1,480,658
3.90%, 11/01/28 (Call 08/01/28)	1,009	976,298
4.80%, 03/15/28(a)	352	355,872
NextEra Energy Capital Holdings Inc., 1.90%, 06/15/28 (Call 04/15/28)	3,225	2,825,326
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)(a)	861	828,437
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28 (Call 08/15/28)	1,405	1,358,691
Pacific Gas and Electric Co.
3.00%, 06/15/28 (Call 04/15/28)	1,452	1,300,673
3.75%, 07/01/28	1,847	1,699,166
4.65%, 08/01/28 (Call 05/01/28)	710	673,818
Public Service Co. of Colorado, 3.70%, 06/15/28 (Call 12/15/27)	790	767,311
Public Service Electric & Gas Co.
3.65%, 09/01/28 (Call 06/01/28)(a)	685	661,977
3.70%, 05/01/28 (Call 02/01/28)	785	764,590
Puget Energy Inc., 2.38%, 06/15/28 (Call 04/15/28)	1,087	958,386
Sempra Energy, 3.40%, 02/01/28 (Call 10/01/27)	2,175	2,062,814
Southern California Edison Co., Series B, 3.65%, 03/01/28 (Call 12/01/27)	631	604,820
Southern Co. (The), Series 21-B, 1.75%, 03/15/28 (Call 12/15/27)	770	665,757

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28 (Call 06/15/28)	$1,148	$1,112,148
Virginia Electric & Power Co., Series A, 3.80%, 04/01/28 (Call 01/01/28)	1,377	1,330,815
WEC Energy Group Inc.
2.20%, 12/15/28 (Call 10/15/28)(a)	1,384	1,210,142
4.75%, 01/15/28	475	477,560
Wisconsin Electric Power Co., 1.70%, 06/15/28 (Call 04/15/28)	345	301,582
Xcel Energy Inc., 4.00%, 06/15/28 (Call 12/15/27)(a)	1,175	1,147,611
		49,897,196
Electronics — 1.0%
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)	1,251	1,178,429
Flex Ltd., 6.00%, 01/15/28 (Call 12/15/27)	215	222,934
Honeywell International Inc., 4.95%, 02/15/28 (Call 01/15/28)	250	259,708
Hubbell Inc., 3.50%, 02/15/28 (Call 11/15/27)	1,255	1,189,338
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)	834	795,786
TD SYNNEX Corp., 2.38%, 08/09/28 (Call 06/09/28)	1,275	1,064,803
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	1,099	1,082,768
Vontier Corp., 2.40%, 04/01/28 (Call 02/01/28)	1,135	936,886
		6,730,652
Environmental Control — 0.6%
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	1,688	1,646,475
Waste Connections Inc., 4.25%, 12/01/28 (Call 09/01/28)	1,368	1,346,440
Waste Management Inc., 1.15%, 03/15/28 (Call 01/15/28)	1,057	902,879
		3,895,794
Food — 2.1%
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	2,108	2,069,866
Conagra Brands Inc.
4.85%, 11/01/28 (Call 08/01/28)	2,749	2,750,347
7.00%, 10/01/28	822	896,703
General Mills Inc., 4.20%, 04/17/28 (Call 01/17/28)(a)	3,192	3,155,484
Hormel Foods Corp., 1.70%, 06/03/28 (Call 04/03/28)	1,530	1,358,380
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.,
5.13%, 02/01/28 (Call 01/01/28)(b)	1,862	1,825,077
Kellogg Co., 4.30%, 05/15/28 (Call 02/15/28)(a)	1,267	1,263,655
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)(a)	435	432,512
		13,752,024
Forest Products & Paper — 0.1%
Suzano Austria GmbH, 2.50%, 09/15/28 (Call 07/15/28)	985	841,574

Gas — 0.2%
CenterPoint Energy Resources Corp., 4.00%, 04/01/28 (Call 01/01/28)	590	576,365
National Fuel Gas Co., 4.75%, 09/01/28 (Call 06/01/28)	497	477,339
Southwest Gas Corp., 3.70%, 04/01/28 (Call 01/01/28)(a)	593	557,604
		1,611,308
Hand & Machine Tools — 0.3%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	736	711,830
Regal Rexnord Corp., 6.05%, 04/15/28	175	177,418
Stanley Black & Decker Inc., 4.25%, 11/15/28
(Call 08/15/28)(a)	1,036	1,009,427
		1,898,675
Health Care - Products — 1.4%
Abbott Laboratories, 1.15%, 01/30/28 (Call 11/30/27)(a)	1,313	1,142,270
Baxter International Inc., 2.27%, 12/01/28 (Call 10/01/28)	2,635	2,300,856
Boston Scientific Corp., 4.00%, 03/01/28 (Call 12/01/27)(a)	615	610,037
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	1,257	1,234,789
PerkinElmer Inc., 1.90%, 09/15/28 (Call 07/15/28)	1,220	1,042,966
Security	Par (000)	Value

Health Care - Products (continued)
Stryker Corp., 3.65%, 03/07/28 (Call 12/07/27)(a)	$1,335	$1,290,077
Thermo Fisher Scientific Inc., 1.75%, 10/15/28 (Call 08/15/28)	1,585	1,381,232
		9,002,227
Health Care - Services — 3.0%
Advocate Health & Hospitals Corp., 3.83%, 08/15/28 (Call 05/15/28)	500	479,750
Centene Corp., 2.45%, 07/15/28 (Call 05/15/28)	4,785	4,149,456
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	794	781,201
Elevance Health Inc., 4.10%, 03/01/28 (Call 12/01/27)(a)	2,646	2,595,964
HCA Inc., 5.63%, 09/01/28 (Call 03/01/28)	3,280	3,334,973
Humana Inc., 5.75%, 03/01/28 (Call 02/01/28)(a)	1,155	1,204,469
Mercy Health/OH, Series 2018, 4.30%, 07/01/28 (Call 01/01/28)	658	641,721
Sutter Health, Series 2018, 3.70%, 08/15/28 (Call 05/15/28)(a)	480	454,243
UnitedHealth Group Inc.
3.85%, 06/15/28(a)	2,661	2,601,207
3.88%, 12/15/28	1,807	1,761,048
5.25%, 02/15/28 (Call 01/15/28)(a)	1,625	1,692,649
		19,696,681
Holding Companies - Diversified — 1.0%
Ares Capital Corp., 2.88%, 06/15/28 (Call 04/15/28)	2,682	2,264,413
Blackstone Secured Lending Fund, 2.85%, 09/30/28 (Call 07/30/28)	1,403	1,148,075
FS KKR Capital Corp., 3.13%, 10/12/28 (Call 08/12/28)(a)	1,560	1,329,479
Owl Rock Capital Corp., 2.88%, 06/11/28 (Call 04/11/28)	1,865	1,545,917
Prospect Capital Corp., 3.44%, 10/15/28 (Call 08/15/28)	656	528,729
		6,816,613
Home Builders — 0.1%
Toll Brothers Finance Corp., 4.35%, 02/15/28 (Call 11/15/27)(a)	830	785,919

Household Products & Wares — 0.6%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	1,383	1,388,200
Clorox Co. (The), 3.90%, 05/15/28 (Call 02/15/28)	1,389	1,356,970
Kimberly-Clark Corp., 3.95%, 11/01/28 (Call 08/01/28)(a)	1,455	1,440,901
		4,186,071
Insurance — 2.3%
American International Group Inc., 4.20%, 04/01/28 (Call 01/01/28)	756	737,047
Aon Corp., 4.50%, 12/15/28 (Call 09/15/28)	736	728,544
Assurant Inc., 4.90%, 03/27/28 (Call 12/27/27)	745	734,280
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	2,106	2,004,659
Cincinnati Financial Corp., 6.92%, 05/15/28(a)	715	784,848
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	3,080	3,005,248
7.00%, 04/01/28(a)	691	759,741
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28
(Call 01/17/28)	1,372	1,333,392
Fidelity National Financial Inc., 4.50%, 08/15/28
(Call 05/15/28)(a)	971	950,803
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	1,050	1,056,699
Lincoln National Corp., 3.80%, 03/01/28 (Call 12/01/27)(a)	1,239	1,180,073
Prudential Financial Inc., 3.88%, 03/27/28 (Call 12/27/27)	871	854,329
Willis North America Inc., 4.50%, 09/15/28 (Call 06/15/28)	1,345	1,309,627
		15,439,290
Internet — 1.3%
Amazon.com Inc., 1.65%, 05/12/28 (Call 03/12/28)	4,558	4,019,017

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Baidu Inc.
4.38%, 03/29/28 (Call 12/29/27)	$540	$525,755
4.88%, 11/14/28 (Call 08/14/28)(a)	620	617,706
Booking Holdings Inc., 3.55%, 03/15/28 (Call 12/15/27)	1,379	1,322,406
Expedia Group Inc., 3.80%, 02/15/28 (Call 11/15/27)(a)	1,842	1,741,279
		8,226,163
Iron & Steel — 0.2%
Nucor Corp., 3.95%, 05/01/28 (Call 02/01/28)	1,215	1,182,973

Lodging — 0.4%
Hyatt Hotels Corp., 4.38%, 09/15/28 (Call 06/15/28)	963	920,041
Marriott International Inc./MD
Series AA, 4.65%, 12/01/28 (Call 09/01/28)(a)	418	414,735
Series X, 4.00%, 04/15/28 (Call 01/15/28)	1,137	1,091,804
		2,426,580
Machinery — 1.2%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)(a)	314	308,292
John Deere Capital Corp.
1.50%, 03/06/28	1,231	1,075,586
3.05%, 01/06/28(a)	891	856,893
4.75%, 01/20/28	235	240,038
nVent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	1,026	976,075
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	639	622,750
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	2,758	2,734,695
Xylem Inc./NY, 1.95%, 01/30/28 (Call 11/30/27)	1,163	1,028,964
		7,843,293
Manufacturing — 0.6%
3M Co., 3.63%, 09/14/28 (Call 06/14/28)	1,369	1,314,322
Teledyne Technologies Inc., 2.25%, 04/01/28 (Call 02/01/28)	966	858,127
Textron Inc., 3.38%, 03/01/28 (Call 12/01/27)(a)	685	641,722
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	1,407	1,360,090
		4,174,261
Media — 3.9%
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	2,196	2,044,213
4.20%, 03/15/28 (Call 12/15/27)	2,590	2,459,335
Comcast Corp.
3.15%, 02/15/28 (Call 11/15/27)	3,538	3,351,158
3.55%, 05/01/28 (Call 02/01/28)	2,194	2,110,299
4.15%, 10/15/28 (Call 07/15/28)	7,919	7,841,235
Discovery Communications LLC, 3.95%, 03/20/28
(Call 12/20/27)	3,642	3,403,595
Paramount Global
3.38%, 02/15/28 (Call 12/15/27)(a)	823	756,617
3.70%, 06/01/28 (Call 03/01/28)	1,133	1,049,305
TCI Communications Inc., 7.13%, 02/15/28	709	787,947
Walt Disney Co. (The), 2.20%, 01/13/28(a)	2,004	1,823,880
		25,627,584
Metal Fabricate & Hardware — 0.1%
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	828	809,933

Mining — 0.8%
AngloGold Ashanti Holdings PLC, 3.38%, 11/01/28
(Call 09/01/28)	1,591	1,427,557
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/23)(a)	1,030	976,821
4.38%, 08/01/28 (Call 08/01/23)	1,062	1,014,773
Security	Par (000)	Value

Mining (continued)
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	$1,707	$1,921,450
		5,340,601
Office & Business Equipment — 0.3%
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28 (Call 10/01/28)	1,110	976,656
4.25%, 04/01/28 (Call 10/01/23)	1,227	1,137,686
		2,114,342
Oil & Gas — 3.5%
BP Capital Markets America Inc.
3.94%, 09/21/28 (Call 06/21/28)	2,172	2,131,709
4.23%, 11/06/28 (Call 08/06/28)	4,076	4,059,737
BP Capital Markets PLC, 3.72%, 11/28/28 (Call 08/28/28)(a)	1,405	1,367,360
Chevron USA Inc., 3.85%, 01/15/28 (Call 10/15/27)(a)	1,506	1,486,618
Continental Resources Inc./OK, 4.38%, 01/15/28
(Call 10/15/27)	2,233	2,123,382
Devon Energy Corp., 5.88%, 06/15/28 (Call 06/15/23)	649	664,823
EQT Corp., 5.70%, 04/01/28 (Call 03/01/28)	875	885,824
Marathon Petroleum Corp., 3.80%, 04/01/28 (Call 01/01/28)	1,047	991,624
Phillips 66
3.75%, 03/01/28 (Call 12/01/27)(b)	809	766,463
3.90%, 03/15/28 (Call 12/15/27)	1,935	1,881,400
Shell International Finance BV, 3.88%, 11/13/28
(Call 08/23/28)	3,070	3,021,832
Total Energies Capital SA, 3.88%, 10/11/28	2,561	2,531,369
Valero Energy Corp., 4.35%, 06/01/28 (Call 03/01/28)(a)	1,001	989,308
		22,901,449
Packaging & Containers — 0.5%
Amcor Finance USA Inc., 4.50%, 05/15/28 (Call 02/15/28)	962	937,710
WRKCo Inc.
3.90%, 06/01/28 (Call 03/01/28)	1,163	1,107,292
4.00%, 03/15/28 (Call 12/15/27)	1,336	1,277,804
		3,322,806
Pharmaceuticals — 7.2%
AbbVie Inc., 4.25%, 11/14/28 (Call 08/14/28)	3,430	3,397,895
Astrazeneca Finance LLC, 1.75%, 05/28/28 (Call 03/28/28)	2,635	2,319,380
Bristol-Myers Squibb Co., 3.90%, 02/20/28 (Call 11/20/27)	3,065	3,021,477
Cigna Corp., 4.38%, 10/15/28 (Call 07/15/28)	7,725	7,660,574
CVS Health Corp., 4.30%, 03/25/28 (Call 12/25/27)	9,850	9,686,884
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	3,616	3,546,609
Johnson & Johnson, 2.90%, 01/15/28 (Call 10/15/27)	3,079	2,933,209
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)	786	759,048
Merck & Co. Inc., 1.90%, 12/10/28 (Call 10/10/28)	1,707	1,506,428
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	888	969,740
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	1,388	1,338,351
Pfizer Inc., 3.60%, 09/15/28 (Call 06/15/28)	1,808	1,767,410
Pharmacia LLC, 6.60%, 12/01/28(a)	1,428	1,608,599
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	2,128	2,078,333
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28
(Call 08/26/28)	3,572	3,629,474
Zoetis Inc., 3.90%, 08/20/28 (Call 05/20/28)(a)	996	972,325
		47,195,736
Pipelines — 4.1%
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	875	833,901
Energy Transfer LP
4.95%, 05/15/28 (Call 02/15/28)	1,840	1,819,079
4.95%, 06/15/28 (Call 03/15/28)	1,744	1,734,321
5.55%, 02/15/28	2,205	2,249,453
Enterprise Products Operating LLC, 4.15%, 10/16/28
(Call 07/16/28)	2,365	2,311,575
Kinder Morgan Inc., 4.30%, 03/01/28 (Call 12/01/27)	2,507	2,460,420

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
MPLX LP, 4.00%, 03/15/28 (Call 12/15/27)	$2,739	$2,630,672
ONEOK Inc., 4.55%, 07/15/28 (Call 04/15/28)	1,743	1,703,103
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28
(Call 09/15/27)	3,010	2,917,021
Targa Resources Partners LP/Targa Resources Partners
Finance Corp., 5.00%, 01/15/28 (Call 01/15/24)	1,780	1,740,965
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	938	1,024,212
TransCanada PipeLines Ltd., 4.25%, 05/15/28
(Call 02/15/28)	3,271	3,193,477
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28
(Call 12/15/27)	1,110	1,071,794
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	1,283	1,272,710
		26,962,703
Real Estate Investment Trusts — 7.3%
Agree LP, 2.00%, 06/15/28 (Call 04/15/28)	732	625,069
Alexandria Real Estate Equities Inc., 3.95%, 01/15/28
(Call 10/15/27)	740	711,984
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	1,012	970,326
American Tower Corp.
1.50%, 01/31/28 (Call 11/30/27)	1,495	1,264,650
3.60%, 01/15/28 (Call 10/15/27)	1,267	1,191,474
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	345	297,538
3.20%, 01/15/28 (Call 10/15/27)	1,293	1,217,954
Boston Properties LP, 4.50%, 12/01/28 (Call 09/01/28)	2,094	2,015,412
Brandywine Operating Partnership LP, 7.55%, 03/15/28 (Call 02/15/28)	750	752,850
Brixmor Operating Partnership LP, 2.25%, 04/01/28 (Call 02/01/28)	704	604,856
Camden Property Trust, 4.10%, 10/15/28 (Call 07/15/28)	862	838,709
Crown Castle Inc.
3.80%, 02/15/28 (Call 11/15/27)	2,638	2,517,866
5.00%, 01/11/28	75	75,886
CubeSmart LP, 2.25%, 12/15/28 (Call 10/15/28)(a)	1,170	1,005,849
Digital Realty Trust LP
4.45%, 07/15/28 (Call 04/15/28)(a)	1,459	1,415,332
5.55%, 01/15/28 (Call 12/15/27)(a)	1,709	1,748,768
EPR Properties, 4.95%, 04/15/28 (Call 01/15/28)	700	632,562
Equinix Inc.
1.55%, 03/15/28 (Call 01/15/28)	1,482	1,264,131
2.00%, 05/15/28 (Call 03/15/28)	710	617,863
ERP Operating LP
3.50%, 03/01/28 (Call 12/01/27)	981	926,917
4.15%, 12/01/28 (Call 09/01/28)	876	847,416
Essex Portfolio LP, 1.70%, 03/01/28 (Call 01/01/28)	772	661,118
GLP Capital LP/GLP Financing II Inc., 5.75%, 06/01/28 (Call 03/03/28)	1,125	1,146,060
Healthpeak Properties Inc., 2.13%, 12/01/28 (Call 10/01/28)	1,009	877,023
Highwoods Realty LP, 4.13%, 03/15/28 (Call 12/15/27)	744	681,370
Hudson Pacific Properties LP, 5.95%, 02/15/28 (Call 01/15/28)(a)	552	534,722
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28 (Call 09/15/28)	1,262	1,076,839
Kilroy Realty LP, 4.75%, 12/15/28 (Call 09/15/28)(a)	880	821,630
Kimco Realty Corp., 1.90%, 03/01/28 (Call 01/01/28)(a)	866	748,553
Mid-America Apartments LP, 4.20%, 06/15/28 (Call 03/15/28)	769	751,382
National Retail Properties Inc., 4.30%, 10/15/28 (Call 07/15/28)(a)	843	808,488
Omega Healthcare Investors Inc., 4.75%, 01/15/28 (Call 10/15/27)	1,153	1,106,511
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)(a)	738	695,122
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Prologis LP
3.88%, 09/15/28 (Call 06/15/28)	$815	$792,645
4.00%, 09/15/28 (Call 06/15/28)	913	898,648
Public Storage
1.85%, 05/01/28 (Call 03/01/28)	1,263	1,119,523
1.95%, 11/09/28 (Call 09/09/28)	1,215	1,067,001
Realty Income Corp.
2.20%, 06/15/28 (Call 04/15/28)(a)	875	775,889
3.40%, 01/15/28 (Call 11/15/27)(a)	1,496	1,424,087
3.65%, 01/15/28 (Call 10/15/27)	1,026	985,063
Regency Centers LP, 4.13%, 03/15/28 (Call 12/15/27)	640	608,576
Simon Property Group LP, 1.75%, 02/01/28 (Call 11/01/27)	1,662	1,459,236
Spirit Realty LP, 2.10%, 03/15/28 (Call 01/15/28)	1,050	887,660
STORE Capital Corp., 4.50%, 03/15/28 (Call 12/15/27)	780	721,383
Sun Communities Operating LP, 2.30%, 11/01/28 (Call 09/01/28)	490	422,865
UDR Inc., 3.50%, 01/15/28 (Call 10/15/27)(a)	445	415,826
Ventas Realty LP, 4.00%, 03/01/28 (Call 12/01/27)(a)	1,347	1,280,000
VICI Properties LP, 4.75%, 02/15/28 (Call 01/15/28)	2,625	2,554,046
Welltower Inc., 4.25%, 04/15/28 (Call 01/15/28)	1,445	1,395,278
		48,259,956
Retail — 3.6%
AutoNation Inc., 1.95%, 08/01/28 (Call 06/01/28)	853	707,137
AutoZone Inc., 4.50%, 02/01/28	100	99,731
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)(a)	1,061	1,048,714
Dollar General Corp., 4.13%, 05/01/28 (Call 02/01/28)	1,078	1,051,697
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	2,990	2,935,223
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	1,235	1,051,454
1.50%, 09/15/28 (Call 07/15/28)(a)	1,750	1,525,090
3.90%, 12/06/28 (Call 09/06/28)(a)	1,973	1,948,160
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	2,213	1,887,313
1.70%, 09/15/28 (Call 07/15/28)	2,171	1,870,468
McDonald’s Corp., 3.80%, 04/01/28 (Call 01/01/28)	2,350	2,294,846
O’Reilly Automotive Inc., 4.35%, 06/01/28 (Call 03/01/28)	1,122	1,112,373
Starbucks Corp.
3.50%, 03/01/28 (Call 12/01/27)	1,531	1,462,993
4.00%, 11/15/28 (Call 08/15/28)	1,682	1,642,271
TJX Companies Inc. (The), 1.15%, 05/15/28 (Call 03/15/28)	1,046	901,317
Walmart Inc., 3.70%, 06/26/28 (Call 03/26/28)	2,456	2,428,370
		23,967,157
Semiconductors — 2.6%
Analog Devices Inc., 1.70%, 10/01/28 (Call 08/01/28)	1,695	1,474,582
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%,
01/15/28 (Call 10/15/27)	1,705	1,598,148
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)(b)	1,486	1,291,780
4.11%, 09/15/28 (Call 06/15/28)	2,352	2,265,423
Intel Corp., 1.60%, 08/12/28 (Call 06/12/28)	2,285	1,991,537
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)	1,298	1,137,840
4.88%, 06/22/28 (Call 03/22/28)(a)	1,260	1,249,996
NVIDIA Corp., 1.55%, 06/15/28 (Call 04/15/28)	2,507	2,202,399
NXP BV/NXP Funding LLC, 5.55%, 12/01/28 (Call 09/01/28)	1,147	1,181,571
QUALCOMM Inc., 1.30%, 05/20/28 (Call 02/20/28)	1,867	1,623,767
Texas Instruments Inc., 4.60%, 02/15/28 (Call 01/15/28)	1,225	1,249,965
		17,267,008

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Shipbuilding — 0.2%
Huntington Ingalls Industries Inc., 2.04%, 08/16/28 (Call 06/16/28)	$1,228	$1,040,177

Software — 2.4%
Fidelity National Information Services Inc., 1.65%, 03/01/28 (Call 01/01/28)	1,836	1,582,228
Fiserv Inc., 4.20%, 10/01/28 (Call 07/01/28)	2,162	2,105,161
Oracle Corp., 2.30%, 03/25/28 (Call 01/25/28)	4,400	3,929,464
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)(a)	1,737	1,718,814
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)(a)	2,069	1,806,941
3.70%, 04/11/28 (Call 01/11/28)(a)	3,118	3,051,368
VMware Inc., 1.80%, 08/15/28 (Call 06/15/28)	1,714	1,445,313
		15,639,289
Telecommunications — 5.0%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	4,663	4,090,896
4.10%, 02/15/28 (Call 11/15/27)	3,515	3,453,031
British Telecommunications PLC, 5.13%, 12/04/28 (Call 09/24/28)(a)	1,555	1,562,542
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	1,681	1,669,754
T-Mobile USA Inc.
2.05%, 02/15/28 (Call 12/15/27)	3,891	3,428,710
4.75%, 02/01/28 (Call 02/01/23)	3,130	3,108,622
Verizon Communications Inc.
2.10%, 03/22/28 (Call 01/22/28)	6,034	5,384,440
4.33%, 09/21/28	8,879	8,754,516
Vodafone Group PLC, 4.38%, 05/30/28(a)	1,565	1,569,445
		33,021,956
Transportation — 2.2%
Canadian National Railway Co., 6.90%, 07/15/28.	874	980,943
Canadian Pacific Railway Co., 4.00%, 06/01/28 (Call 03/01/28)(a)	1,393	1,364,861
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	1,423	1,389,175
CSX Corp., 3.80%, 03/01/28 (Call 12/01/27)	1,965	1,916,445
FedEx Corp.
3.40%, 02/15/28 (Call 11/15/27)(a)	1,223	1,157,692
4.20%, 10/17/28 (Call 07/17/28)	894	875,262
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	1,105	1,036,977
Norfolk Southern Corp., 3.80%, 08/01/28 (Call 05/01/28)	1,509	1,475,304
Security	Par/ Shares (000)	Value

Transportation (continued)
Union Pacific Corp., 3.95%, 09/10/28 (Call 06/10/28)	$2,365	$2,327,680
Walmart Inc., 1.50%, 09/22/28 (Call 07/22/28)	2,296	2,018,230
		14,542,569
Trucking & Leasing — 0.2%
GATX Corp.
3.50%, 03/15/28 (Call 12/15/27)	627	582,082
4.55%, 11/07/28 (Call 08/07/28)	647	629,188
		1,211,270
Water — 0.3%
American Water Capital Corp., 3.75%, 09/01/28 (Call 06/01/28)	1,364	1,318,074
United Utilities PLC, 6.88%, 08/15/28(a)	681	735,215
		2,053,289
Total Long-Term Investments — 98.7%
(Cost: $678,511,091)		651,842,627

Short-Term Securities

Money Market Funds — 5.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(c)(d)(e)	34,958	34,979,474
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(c)(d)	1,670	1,670,000

Total Short-Term Securities — 5.5%
(Cost: $36,624,647)		36,649,474

Total Investments — 104.2%
(Cost: $715,135,738)		688,492,101

Liabilities in Excess of Other Assets — (4.2)%		(27,996,684)

Net Assets — 100.0%		$660,495,417

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$37,798,990	$—	$(2,847,964	)(a)	$3,647	$24,801	$34,979,474	34,958	$34,483	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,900,000	—	(230,000	)(a)	—	—	1,670,000	1,670	15,954		1
					$3,647	$24,801	$36,649,474		$50,437		$1

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
January 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$651,842,627	$—	$651,842,627
Short-Term Securities
Money Market Funds	36,649,474	—	—	36,649,474
	$36,649,474	$651,842,627	$—	$688,492,101